Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Balance as of December 31, 2023:
	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements		Total
	U.S. dollars in thousands
Cost:
Balance at January 1, 2023	$66	$25	$3		$94
Purchases during the year	26	3	-		29

Balance at December 31, 2023	92	28	3		123

Accumulated depreciation:
Balance at January 1, 2023	14	3	-		17
Depreciation during the year	20	1	(*	)	21

Balance at December 31, 2023	34	4	(*	)	38

Depreciated cost at December 31, 2023	$58	$24	$3		$85
Balance as of December 31, 2022:
	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars in thousands
Cost:
Balance at January 1, 2022	$8	$16	$-	$24
Purchases during the year	58	9	3	70

Balance at December 31, 2022	66	25	3	94

Accumulated depreciation:

Balance at January 1, 2022	4	1	-	5
Depreciation during the year	10	2	-	12

Balance at December 31, 2022	14	3	-	17

Depreciated cost at December 31, 2022	$52	$22	$3	$77
*	Less than $1 thousand.